Government Grants (Tables)	12 Months Ended
Dec. 31, 2023
Government Grants
Schedule of government grants recognized

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Research and development expenses	1,054	4,556	15,515
Other income	3,134	1,434	318
	4,188	5,990	15,833